Init Serv Serv 2 | Freedom Income Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Freedom Funds
April 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class	Range
Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following information replaces similar information for VIP Freedom Income PortfolioSM found in the "Fund Summary" section on page 3.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.46%	0.46%	0.46%
Total annual operating expensesB	0.46%	0.56%	0.71%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 47	$ 57	$ 73
3 years	$ 148	$ 179	$ 227
5 years	$ 258	$ 313	$ 395
10 years	$ 579	$ 701	$ 883

The following information replaces similar information for VIP Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%
Total annual operating expensesB	0.51%	0.61%	0.76%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 52	$ 62	$ 78
3 years	$ 164	$ 195	$ 243
5 years	$ 285	$ 340	$ 422
10 years	$ 640	$ 762	$ 942

The following information replaces similar information for VIP Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 9.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.55%	0.55%	0.55%
Total annual operating expensesB	0.55%	0.65%	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 56	$ 66	$ 82
3 years	$ 176	$ 208	$ 255
5 years	$ 307	$ 362	$ 444
10 years	$ 689	$ 810	$ 990

The following information replaces similar information for VIP Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 12.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%
Total annual operating expensesB	0.58%	0.68%	0.83%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 59	$ 69	$ 85
3 years	$ 186	$ 218	$ 265
5 years	$ 324	$ 379	$ 460
10 years	$ 726	$ 847	$ 1,025

The following information replaces similar information for VIP Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 15.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.60%	0.60%	0.60%
Total annual operating expensesB	0.60%	0.70%	0.85%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 61	$ 72	$ 87
3 years	$ 192	$ 224	$ 271
5 years	$ 335	$ 390	$ 471
10 years	$ 750	$ 871	$ 1,049

The following information replaces similar information for VIP Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 18.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.64%	0.64%	0.64%
Total annual operating expensesB	0.64%	0.74%	0.89%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 65	$ 76	$ 91
3 years	$ 205	$ 237	$ 284
5 years	$ 357	$ 411	$ 493
10 years	$ 798	$ 918	$ 1,096

The following information replaces similar information for VIP Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 21.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.68%	0.68%	0.68%
Total annual operating expensesB	0.68%	0.78%	0.93%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 69	$ 80	$ 95
3 years	$ 218	$ 249	$ 296
5 years	$ 379	$ 433	$ 515
10 years	$ 847	$ 966	$ 1,143

The following information replaces similar information for VIP Freedom 2035 PortfolioSM found in the "Fund Summary" section on page 24.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

The following information replaces similar information for VIP Freedom 2040 PortfolioSM found in the "Fund Summary" section on page 27.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

The following information replaces similar information for VIP Freedom 2045 PortfolioSM found in the "Fund Summary" section on page 30.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

The following information replaces similar information for VIP Freedom 2050 PortfolioSM found in the "Fund Summary" section on page 33.

Fee Table

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166